UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2

ANNUAL NOTICE OF SECURITIES SOLD
PURSUANT TO RULE 24F-2

Read instructions at end of form before preparing form.


1.	Name and address of issuer:

IXIS Advisor Funds Trust II
399 Boylston Street
Boston, MA 02116

2.	The name of each series or class of securities for which
this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but
do not list series or classes):   [  ]

 Loomis Sayles Massachusetts Tax Free Income Fund


3.	Investment Company Act File Number:	811-00242


Securities Act File Number:	02-11101


4(a).	Last day of fiscal year for which this Form is filed:
	September 30, 2006



4(b).	?	 Check box if this Form is being filed late (i.e., more
than 90 calendar days
after the end of the issuer?s fiscal year).  (See
Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	?	Check box if this is the last time the issuer will be
filing this Form.






5.	Calculation of registration fee:

(i)	Aggregate
sale price of
securities sold
during the
fiscal year
pursuant to
section 24(f):



$4,180,873
(ii)	Aggregate
price of
securities
redeemed or
repurchased
during the
fiscal year:


$9,769,304

(iii)	Aggregate
price of
securities
redeemed or
repurchased
during any
prior fiscal
year ending
no earlier than
October 11,
1995 that
were not
previously
used to reduce
registration
fees payable
to the
Commission:





$19,563,508

(iv)	Total
available
redemption
credits [add
items 5(ii)
and 5(iii)]:



$29,332,812
(v)	Net sales ? if
Item 5(i) is
greater than
Item 5(iv)
[subtract Item
5(iv) from
Item 5(i)]:



$0



(vi)
	Redempti
on credits
available
for use in
future
years  ?  if
Item 5(i)
is less than
Item 5(iv)
[subtract
Item  5(iv)
from Item
5(i)]:
($25,151,939)


(vii)
	Multip
lier for
determ
ining
registr
ation
fee
(See
Instruc
tion
C.9):



x .000107
(viii)
	Regist
ration
fee due
[multi
ply
Item
5(v) by
Item
5(vii)]
(enter
?0? if
no fee
is
due):


=$ 0__
6.	Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______.

7.	Interest due ? if this Form is being filed more than 90
days after the end of the issuer?s fiscal year (see
Instruction D):

+

$
0

8.	Total of the amount of the registration fee due plus any
interest due [line 5(viii) plus line 7]:=$_0_

9.	Date the registration fee and any interest payment was
sent to the Commission?s lockbox depository:

Method of Delivery:
[  ]	Wire Transfer
[  ]	Mail or other means



SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)      __________________________

   Michael Kardok, Treasurer

Date:  _December 22, 2006_____


	  Please print the name and title of the signing officer below the signature.